Investments	12 Months Ended
Dec. 31, 2025
Investments [Abstract]
Investments
6.	Investments

($000s)	January 1, 2025	Fair value through other comprehensive income	Loss from investment in associate	Additions	December 31, 2025
Current assets:
Investments in marketable securities	5,403	3,347	-	-	8,750

Non-current assets:
Investment in associate	913	-	(523)	684	1,074

($000s)	January 1, 2024	Fair value through other comprehensive income	Loss of associate	Additions	December 31, 2024
Current assets:
Investments in marketable securities	3,750	1,653	-	-	5,403

Non-current assets:
Investment in associate	1,247	-	(334)	-	913

The Company holds a 4.60% (December 31, 2024 - 4.20%) interest in Paramount Gold Nevada Corp. (“Paramount”) which is classified as investment in associate and accounted for using the equity method on the basis that the Company has the ability to exert significant influence through its representation on Paramount’s board of directors.

In June 2025, the Company participated in a non-brokered registered direct offering and purchased 833,333 common shares of Paramount at US$0.60 per common share. During 2025, the Company recorded its proportionate share of Paramount’s net loss of $0.5 million (2024 - $0.3 million) within equity loss of associate on the consolidated statements of operations and comprehensive income (loss). As at December 31, 2025, the carrying value of the Company’s investment in Paramount was $1.1 million (December 31, 2024 - $0.9 million).